Net Loss Per Share (Details) - shares shares in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of net loss per share	5.1	4.9